RETIREMENT AND POSTRETIREMENT BENEFITS (Details 3) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effect of 1% change in assumed medical and dental care trend rate
Increase in benefit obligation due to 1% increase in the assumed medical and dental care trend rate	30
Increase in benefit and interest cost due to 1% increase in the assumed medical and dental care trend rate	2
Decrease in benefit obligation due to 1% decrease in the assumed medical and dental care trend rate	25
Decrease in benefit and interest cost due to 1% decrease in the assumed medical and dental care trend rate	2
Pension
Expected Rate of Return on Plan Assets
Expected return on plan assets (as a percent)	6.70%	7.10%	7.30%
Major Categories of Plan Assets
Carrying value of non-financial instruments	1	(15)
Refundable tax of non-financial instruments	85	76
Pension | Equity securities
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	58.00%	59.10%
Pension | Fixed income securities
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	31.00%	32.40%
Pension | Other
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	11.00%	8.50%
OPEB
Expected Rate of Return on Plan Assets
Expected return on plan assets (as a percent)	6.00%	6.00%	6.00%
OPEB | Equity securities
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	59.30%	58.10%
OPEB | Fixed income securities
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	38.30%	35.50%
OPEB | Other
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	2.40%	6.40%
Canadian OPEB Plans | Drugs
MEDICAL COST TRENDS
Medical Cost Trend Rate Assumption for Next Fiscal Year (as a percent)	8.30%
Ultimate Medical Cost Trend Rate Assumption (as a percent)	4.50%
Canadian OPEB Plans | Other Medical and Dental
MEDICAL COST TRENDS
Medical Cost Trend Rate Assumption for Next Fiscal Year (as a percent)	4.50%
United States OPEB Plan
MEDICAL COST TRENDS
Medical Cost Trend Rate Assumption for Next Fiscal Year (as a percent)	7.40%
Ultimate Medical Cost Trend Rate Assumption (as a percent)	4.50%
Canadian Plans
Expected Rate of Return on Plan Assets
Expected return on plan assets (as a percent)	6.60%	6.90%
Liquids Pipelines Plan | Equity securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	62.50%
Liquids Pipelines Plan | Fixed income securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	30.00%
Liquids Pipelines Plan | Other
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	7.50%
Gas Distribution Plan | Equity securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	53.50%
Gas Distribution Plan | Fixed income securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	40.00%
Gas Distribution Plan | Other
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	6.50%
United States Plan
Expected Rate of Return on Plan Assets
Expected return on plan assets (as a percent)	7.20%	7.30%
United States Plan | Equity securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	62.50%
United States Plan | Fixed income securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	30.00%
United States Plan | Other
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	7.50%